Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Infrastructure costs
Property and equipment	£ 1,649	£ 1,538	£ 1,590
Depreciation and amortisation	1,723	1,673	1,539
Impairment of property, equipment and intangible assets	63	403	194
Total infrastructure costs	3,435	3,614	3,323
Administration and general expenses
Consultancy, legal and professional fees	669	610	567
Marketing and advertising	500	399	330
UK bank levy	176	170	299
Other administration and general expenses	1,101	958	1,117
Total administration and general expenses	2,446	2,137	2,313
Staff costs	9,252	8,511	8,097
Litigation and conduct	1,597	397	153
Operating expenses	£ 16,730	14,659	£ 13,886
Impairment loss - structural costs		£ 266